Convertible Promissory Notes Payable - Schedule of Convertible Promissory Notes (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016
Convertible promissory notes payable, net	$ 1,164
Redwood Capital, February 16, 2017 [Member]
Convertible promissory notes payable, net	950
Redwood Capital, March 15, 2017 [Member]
Convertible promissory notes payable, net	$ 214